LEASE (Tables)	12 Months Ended
Dec. 31, 2021
LEASE
Schedule of supplemental balance sheet information related to operating lease

	As of December 31,
	2020	2021
Right-of-use assets	$683	$18

Lease liabilities - current	$1,002	$8
Lease liabilities - non-current	3	13
Total lease liabilities	$1,005	$21

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	1.21
Weighted average discount rate	7.5%

Summary of lease expenses

	For the year ended December 31,
	2020	2021
Operating lease cost	$989	$717
Short-term lease cost	32	—
Total	$1,021	$717

Schedule of maturities of lease liabilities

2022	$15
2023	7
Total lease payments	22
Less: imputed interest	(1)
Present value of lease liabilities	$21